PLAN DESCRIPTION - Notes Receivable from Participants (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST	12 Months Ended
Dec. 31, 2025 USD ($) loan
PLAN DESCRIPTION
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing percentage	50.00%
Loan term	5 years
Maximum number of loans | loan	2